Supplemental Information - Summary of Certain Statements of Operations Amounts (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 1,035	$ 1,236	$ 2,890	$ 865	$ 2,090	$ 4,971	$ 9,175
Interest expense	(57)	(356)	(73)	(1,075)	(1,431)	(1,435)	(1,490)
Interest income	31	0	44	16	17	557	1,600
Common stock warrants - financing costs amortization	(21)	0	(51)	0
Total	(47)	(356)	(80)	(1,059)	(1,414)	(878)	110
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	210	252	620	1,061	1,465	1,132	2,190
Selling, General, and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 825	$ 984	$ 2,270	$ (196)	$ 625	$ 3,839	$ 6,985